UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                        OPPENHEIMER SMALL CAP VALUE FUND
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           ----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------

                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
Common Stocks--96.7%
---------------------------------------------------------------------------------------------------------
Consumer Discretionary--18.3%
---------------------------------------------------------------------------------------------------------
Distributors--0.9%
Source Information Management Co. (The)1                                     775,000   $      7,207,500
---------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--10.1%
AFC Enterprises, Inc. 1                                                      800,000         17,200,000
---------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                                      450,000          7,668,000
---------------------------------------------------------------------------------------------------------
Intrawest Corp.                                                              250,000          4,050,000
---------------------------------------------------------------------------------------------------------
Lodgian, Inc. 1                                                            1,200,000         11,760,000
---------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                               650,000          7,338,500
---------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                           300,000          8,667,000
---------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                              750,000         13,357,500
---------------------------------------------------------------------------------------------------------
Sunterra Corp. 1                                                             765,000          8,545,050
                                                                                        -----------------
                                                                                             78,586,050
---------------------------------------------------------------------------------------------------------
Household Durables--1.0%
Tempur-Pedic International, Inc. 1                                           600,000          7,542,000
---------------------------------------------------------------------------------------------------------
Leisure Equipment & Products--0.8%
Hasbro, Inc.                                                                 225,000          4,088,250
---------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                   150,000          1,957,500
                                                                                        -----------------
                                                                                              6,045,750
---------------------------------------------------------------------------------------------------------
Media--3.4%
AMC Entertainment, Inc. 1                                                    300,000          5,727,000
---------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc. 1                                                       45,000          1,539,000
---------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                             3,000,000         19,020,000
                                                                                        -----------------
                                                                                             26,286,000
---------------------------------------------------------------------------------------------------------
Multiline Retail--1.0%
Dollar Tree Stores, Inc. 1                                                   300,000          8,073,000
---------------------------------------------------------------------------------------------------------
Specialty Retail--0.6%
Pacific Sunwear of California, Inc. 1                                        250,000          5,100,000
---------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.5%
Oxford Industries, Inc.                                                       97,000          3,838,290
---------------------------------------------------------------------------------------------------------
Energy--4.8%
---------------------------------------------------------------------------------------------------------
Energy Equipment & Services--1.4%
Pride International, Inc. 1                                                  625,000         11,250,000
---------------------------------------------------------------------------------------------------------
Oil & Gas--3.4%
Energy Partners Ltd. 1                                                       800,000         12,512,000
---------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                           400,000          8,580,000
---------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                                           350,000          5,173,000
                                                                                        -----------------
                                                                                             26,265,000
---------------------------------------------------------------------------------------------------------
Financials--22.6%
---------------------------------------------------------------------------------------------------------
Capital Markets--0.6%
National Financial Partners Corp.                                            150,000          5,052,000
---------------------------------------------------------------------------------------------------------
Commercial Banks--7.5%
BankAtlantic Bancorp, Inc.                                                   485,000          8,846,400
---------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                   260,000         11,185,200
---------------------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                                              337,500          5,609,250
---------------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                            177,622          6,632,405
---------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                         275,000          8,701,000
---------------------------------------------------------------------------------------------------------
UMB Financial Corp.                                                          178,100          8,926,372
---------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                      190,400          8,933,568
                                                                                        -----------------
                                                                                             58,834,195
---------------------------------------------------------------------------------------------------------
Diversified Financial Services--4.6%
Affiliated Managers Group, Inc. 1                                             97,500          4,476,225
---------------------------------------------------------------------------------------------------------
Apollo Investment Corp. 1                                                    700,000          9,541,000
---------------------------------------------------------------------------------------------------------
Gabelli Asset Management, Inc.                                               163,000          6,311,360
---------------------------------------------------------------------------------------------------------
iShares Russell 2000 Value Index Fund                                         75,000         12,307,500
---------------------------------------------------------------------------------------------------------
Technology Investment Capital Corp.                                          260,000          3,159,000
                                                                                        -----------------
                                                                                             35,795,085
---------------------------------------------------------------------------------------------------------
Insurance--4.6%
Platinum Underwriters Holdings Ltd.                                          500,000         13,915,000
---------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                        312,700         11,335,375
---------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                90,000          6,327,000
---------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                          250,000          3,987,500
                                                                                        -----------------
                                                                                             35,564,875
---------------------------------------------------------------------------------------------------------
Real Estate--1.7%
Affordable Residential Communities, Inc.                                     150,000          2,295,000
---------------------------------------------------------------------------------------------------------
Newcastle Investment Corp.                                                   375,000         10,608,750
                                                                                        -----------------
                                                                                             12,903,750
---------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--3.6%
Bank Mutual Corp.                                                            700,000          7,896,000
---------------------------------------------------------------------------------------------------------
Franklin Bank Corp. 1                                                        550,000          8,668,000
---------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc. 1                                               850,000         11,857,500
                                                                                        -----------------
                                                                                             28,421,500
---------------------------------------------------------------------------------------------------------
Health Care--7.3%
---------------------------------------------------------------------------------------------------------
Biotechnology--1.0%
MedImmune, Inc. 1                                                            350,000          8,064,000
---------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--2.0%
Bio-Rad Laboratories, Inc., Cl. A 1                                          130,000          6,812,000
---------------------------------------------------------------------------------------------------------
PolyMedica Corp.                                                             275,000          8,376,500
                                                                                        -----------------
                                                                                             15,188,500
---------------------------------------------------------------------------------------------------------
Health Care Providers & Services--2.4%
Capital Senior Living Corp. 1                                                800,000          3,600,000
---------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                            250,000          7,642,500
---------------------------------------------------------------------------------------------------------
Province Healthcare Co. 1                                                    520,000          7,555,600
                                                                                        -----------------
                                                                                             18,798,100
---------------------------------------------------------------------------------------------------------
Pharmaceuticals--1.9%
Valeant Pharmaceuticals International, Inc.                                  200,000          3,502,000
---------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                               450,000         11,344,500
                                                                                        -----------------
                                                                                             14,846,500
---------------------------------------------------------------------------------------------------------
Industrials--17.2%
---------------------------------------------------------------------------------------------------------
Aerospace & Defense--2.2%
DRS Technologies, Inc. 1                                                     150,000          5,358,000
---------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                   1,000,000         11,450,000
                                                                                        -----------------
                                                                                             16,808,000
---------------------------------------------------------------------------------------------------------
Building Products--1.0%
Jacuzzi Brands, Inc. 1                                                     1,050,000          8,106,000
---------------------------------------------------------------------------------------------------------
Construction & Engineering--2.9%
Perini Corp. 1                                                               600,000          6,564,000
---------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                  670,000         16,180,500
                                                                                        -----------------
                                                                                             22,744,500
---------------------------------------------------------------------------------------------------------
Electrical Equipment--2.0%
AMETEK, Inc.                                                                 350,000         10,794,000
---------------------------------------------------------------------------------------------------------
EnerSys, Inc. 1                                                              400,000          5,000,000
                                                                                        -----------------
                                                                                             15,794,000
---------------------------------------------------------------------------------------------------------
Machinery--4.5%
Actuant Corp., Cl. A 1                                                        86,000          3,135,560
---------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A                                            275,000          8,228,000
---------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                 260,000          7,589,400
---------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                 165,000          7,405,200
---------------------------------------------------------------------------------------------------------
Kennametal, Inc.                                                             200,000          8,800,000
                                                                                        -----------------
                                                                                             35,158,160
---------------------------------------------------------------------------------------------------------
Road & Rail--3.4%
Laidlaw International, Inc. 1                                                600,000          8,430,000
---------------------------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1                                            390,000         11,317,800
---------------------------------------------------------------------------------------------------------
Pacer International, Inc. 1                                                  425,000          6,708,625
                                                                                        -----------------
                                                                                             26,456,425
---------------------------------------------------------------------------------------------------------
Trading Companies & Distributors--1.2%
Hughes Supply, Inc.                                                          150,000          9,138,000
---------------------------------------------------------------------------------------------------------
Information Technology--13.0%
---------------------------------------------------------------------------------------------------------
Communications Equipment--1.5%
ADC Telecommunications, Inc. 1                                             2,600,000          6,240,000
---------------------------------------------------------------------------------------------------------
Avocent Corp. 1                                                              175,000          5,239,500
                                                                                        -----------------
                                                                                             11,479,500
---------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--1.6%
Lipman Electronic Engineering Ltd. 1                                         280,000          6,720,000
---------------------------------------------------------------------------------------------------------
Richardson Electronics Ltd.                                                  600,000          5,610,000
                                                                                        -----------------
                                                                                             12,330,000
---------------------------------------------------------------------------------------------------------
Internet Software & Services--0.7%
Kanbay International, Inc. 1                                                 350,000          5,428,500
---------------------------------------------------------------------------------------------------------
IT Services--1.7%
CSG Systems International, Inc. 1                                            425,000          6,970,000
---------------------------------------------------------------------------------------------------------
Startek, Inc.                                                                200,000          6,146,000
                                                                                        -----------------
                                                                                             13,116,000
---------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--2.7%
Freescale Semiconductor, Inc., Cl. A 1                                     1,500,000         21,075,000
---------------------------------------------------------------------------------------------------------
Software--4.8%
Activision, Inc. 1                                                           750,000         10,987,500
---------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                            200,000            988,000
---------------------------------------------------------------------------------------------------------
Pegasystems, Inc. 1                                                          115,800            744,594
---------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                        800,000         25,056,000
                                                                                        -----------------
                                                                                             37,776,094
---------------------------------------------------------------------------------------------------------
Materials--7.5%
---------------------------------------------------------------------------------------------------------
Chemicals--3.2%
Airgas, Inc.                                                                 400,000          8,700,000
---------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                  200,000          8,790,000
---------------------------------------------------------------------------------------------------------
Millennium Chemicals, Inc. 1                                                 450,000          7,942,500
                                                                                        -----------------
                                                                                             25,432,500
---------------------------------------------------------------------------------------------------------
Metals & Mining--3.2%
GrafTech International Ltd. 1                                              1,100,000         12,133,000
---------------------------------------------------------------------------------------------------------
International Steel Group, Inc. 1                                            150,000          4,909,500
---------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 1                                                       240,000          7,860,000
                                                                                        -----------------
                                                                                             24,902,500
---------------------------------------------------------------------------------------------------------
Paper & Forest Products--1.1%
Bowater, Inc.                                                                225,000          8,392,500
---------------------------------------------------------------------------------------------------------
Telecommunication Services--1.9%
---------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--1.9%
IDT Corp., Cl. B 1                                                           948,100         14,932,575
---------------------------------------------------------------------------------------------------------
Utilities--4.1%
---------------------------------------------------------------------------------------------------------
Electric Utilities--2.0%
AES Corp. (The) 1                                                            800,000          7,720,000
---------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                       800,000          7,904,000
                                                                                        -----------------
                                                                                             15,624,000
---------------------------------------------------------------------------------------------------------
Gas Utilities--1.0%
Southern Union Co. 1                                                         400,000          7,964,000
---------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power--1.1%
Equitable Resources, Inc.                                                    160,000          8,204,800
                                                                                        -----------------
Total Common Stocks (Cost $680,344,571)                                                     754,525,149
                                                                           Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--1.8%
Undivided interest of 3.09% in joint
repurchase agreement (Principal Amount/Value
$446,558,000, with a maturity value of
$446,606,749) with UBS Warburg LLC, 1.31%,
dated 7/30/04, to be repurchased at
$13,783,505 on 8/2/04, collateralized by
Federal National Mortgage Assn., 4.50%--5%,
3/1/34, with a value of $456,762,011  (Cost
$13,782,000)                                                        $     13,782,000         13,782,000
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $694,126,571)                                  98.5%      768,307,149
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                   1.5        11,765,309
                                                                     ------------------------------------
Net Assets                                                                      100.0% $    780,072,458
                                                                     ====================================

Footnote to Statement of Investments
1. Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)